Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
AV Homes Inc [Member]
Operating Activities
Net income	$ 770	$ 1,609
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	6,700	5,331
Amortization of share-based compensation	2,346	2,534
Change in value of contingent consideration	(2,418)	(647)
Impairment charges	1,609	535
Loss on extinguishment of debt	0	9,872
Deferred income taxes, net	770	1,523
Other adjustments	(19)	368
Changes in operating assets and liabilities:
Receivables	8,020	2,970
Land and other inventories	(124,021)	(56,675)
Prepaid expenses and other assets	(1,357)	(1,327)
Accounts payable, estimated development liability, and accrued and other liabilities	14,639	(9,066)
Customer deposits	4,553	4,915
Net cash used in operating activities	(88,408)	(38,058)
Investing Activities
Investment in property and equipment	(5,593)	(1,647)
Business acquisitions	(42,423)	(41,150)
Other investing activities	0	(12)
Net cash used in investing activities	(48,016)	(42,809)
Financing Activities
Proceeds from issuance of debt	0	400,000
Gross proceeds from senior secured credit facility	0	30,000
Payments of senior secured credit facility	0	(30,000)
Debt issuance costs	0	(8,146)
Principal payments of senior debt	0	(200,000)
Premium paid on redemption of debt	0	(6,718)
Contingent consideration and other financing activities	(47)	(2,778)
Net cash provided by (used in) financing activities	(47)	182,358
Increase (decrease) in cash, cash equivalents and restricted cash	(136,471)	101,491
Cash, cash equivalents and restricted cash at beginning of period	242,155	69,023
Cash, cash equivalents and restricted cash at end of period	105,684	170,514
Supplemental cash flow information:
Interest paid, net of capitalized interest	1,514	4,600
Income taxes paid	190	580
Supplemental non-cash investing activity:
Accrual of contingent consideration as of the acquisition date	$ 2,418	$ 1,818